Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Examination [Line Items]
Valuation allowance	$ 11.3	$ 26.4
Net deferred tax assets decreased amount	15.1
Unrecognized tax benefits that would impact effective tax rate	171.8	76.0	$ 71.9
Income tax, (benefit) expense, accrued interest	2.8	(13.8)	1.8
Unrecognized tax benefits, income tax penalties and interest accrued	4.4	$ 1.6	$ 15.5
Trading Loss Credit Carryforward
Income Tax Examination [Line Items]
Deferred tax asset, operating loss carryforward	338.9
Research Tax Credit Carryforward
Income Tax Examination [Line Items]
Deferred tax asset, operating loss carryforward	120.7
Foreign Tax Jurisdiction
Income Tax Examination [Line Items]
Tax loss carryforward	420.0
Foreign Tax Jurisdiction | Research Tax Credit Carryforward
Income Tax Examination [Line Items]
Tax credit carryforward	257.1
Foreign Tax Jurisdiction | Tax Credit Carryforward With No Expiration
Income Tax Examination [Line Items]
Tax loss carryforward	414.1
Foreign Tax Jurisdiction | Tac Credit Carryforward With Expiration
Income Tax Examination [Line Items]
Tax loss carryforward	5.9
State and Local Jurisdiction
Income Tax Examination [Line Items]
Deferred tax assets, operating loss carryforwards, U.S.	301.8
State and Local Jurisdiction | Research Tax Credit Carryforward
Income Tax Examination [Line Items]
Tax credit carryforward	145.7
State and Local Jurisdiction | Tax Credit Carryforward With No Expiration
Income Tax Examination [Line Items]
Tax credit carryforward	39.1
State and Local Jurisdiction | Tac Credit Carryforward With Expiration
Income Tax Examination [Line Items]
Tax credit carryforward	$ 106.6